Submission	Oct. 03, 2024
Submission [Line Items]
Central Index Key	0000831001
Registrant Name	Citigroup Inc
Registration File Number	333-270327
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES